Financial Risk Management (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 53,836,604	₨ 47,109,216	₨ 38,277,649
Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	326,327	486,888	951,504
6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,259,685	7,156,074	4,000,000
8.95% Non-Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,500,000
6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000	500,000
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,810,238	3,042,839	2,451,179
Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		1,612,496	2,059,524
Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	23,424,521	18,794,380	14,982,750
Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,189,675	3,564,494	2,045,239
Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	14,326,158	11,952,045	11,287,453
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	25,010,626	22,076,202	21,533,874
Not later than one year [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	326,327	531,000	951,504
Not later than one year [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	600,000	528,003	240,003
Not later than one year [Member] | 8.95% Non-Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	223,800
Not later than one year [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		30,000	0
Not later than one year [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	689,151	587,700	585,790
Not later than one year [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		1,594,551	2,039,624
Not later than one year [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,434,489	5,557,466	5,680,600
Not later than one year [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,410,701	1,295,437	748,900
Not later than one year [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	14,326,158	11,952,045	11,287,453
Later than one year and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	13,172,481	12,514,148	8,432,988
Later than one year and not later than three years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than one year and not later than three years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,200,000	1,584,000	720,000
Later than one year and not later than three years [Member] | 8.95% Non-Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	447,600
Later than one year and not later than three years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		30,000	0
Later than one year and not later than three years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,335,567	773,500	788,588
Later than one year and not later than three years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		17,945	19,900
Later than one year and not later than three years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,495,464	7,922,227	5,755,100
Later than one year and not later than three years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,693,850	2,186,476	1,149,400
Later than one year and not later than three years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,105,220	7,893,011	6,298,719
Later than three years and not later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,200,000	1,056,003	480,003
Later than three years and not later than five years [Member] | 8.95% Non-Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	447,600
Later than three years and not later than five years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		30,000	0
Later than three years and not later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,043,869	531,200	555,216
Later than three years and not later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0	0
Later than three years and not later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,831,617	5,536,029	4,800,000
Later than three years and not later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	582,134	739,779	463,500
Later than three years and not later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	27,009,555	15,689,971	12,492,593
Later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,438,693	5,463,871	4,600,657
Later than five years [Member] | 8.95% Non-Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,626,100
Later than five years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		30,000	500,000
Later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,473,255	6,696,300	3,773,736
Later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0	0
Later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	9,380,885	3,499,800	3,618,200
Later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	90,622	0	0
Later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	75,297,882	58,173,332	48,758,174
Contractual Cash Flows [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	326,327	531,000	951,504
Contractual Cash Flows [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,438,693	8,631,877	6,040,663
Contractual Cash Flows [Member] | 8.95% Non-Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,745,100
Contractual Cash Flows [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		120,000	500,000
Contractual Cash Flows [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,541,842	8,588,700	5,703,330
Contractual Cash Flows [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		1,612,496	2,059,524
Contractual Cash Flows [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	32,142,455	22,515,522	19,853,900
Contractual Cash Flows [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,777,307	4,221,692	2,361,800
Contractual Cash Flows [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 14,326,158	₨ 11,952,045	₨ 11,287,453